Transactions with related parties - Statements of Income (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Included in voyage expenses – related party
Charter hire commissions (a)	$ 826	$ 851
Included in general and administrative expenses – related party
Executive services fee (d)	296	324
Administrative services fee (e)	60	60
Management fees-related party
Management fees (a)	$ 3,076	$ 2,987